Risk/Return Summary - WOA All Asset I	Total
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the WOA All Asset I (the “Fund”) is maximum total returns.
Expense [Heading]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	WOA All Asset I Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	WOA All Asset I Class I
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	1.37%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds (defined below) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
WOA All Asset I | Class I | USD ($)	139	434	750	1,646

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 285% of the average value of the portfolio.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund operates as a “fund of funds” investing primarily in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), other open-end mutual funds and closed-end funds (collectively, “Underlying Funds”). The Fund may also invest in individual securities and futures. The Fund’s investment adviser, Water Oak Advisors, LLC (the “Adviser”), tactically allocates assets to four primary asset segments: global equity securities, global fixed income securities, cash, and commodities/currencies. The Fund’s strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments. The Adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds, individual securities and futures representing these asset segments. The Fund invests in Underlying Funds that invest in or are linked to global equity securities, global fixed income securities, cash, and commodities/currencies, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes. The Fund may invest in securities of any country (directly or through Underlying Funds), including the U.S. Although the Fund does not focus its investments on any particular region, it may, as the investment strategy dictates, invest all of its assets in a single country or region. The Fund may also invest in individual securities and futures representing or within these preceding asset classes, including, with respect to the global securities category, securities issued by foreign governments regardless of rating. The Fund may invest in Underlying Funds that invest in fixed income securities or it may invest directly in fixed income securities. The Fund’s fixed income investments may include junk bonds and the Fund may invest in securities of any maturity or credit quality. The Fund may invest up to 100% of its net assets in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality.

The Adviser actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, the Adviser considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Adviser may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Adviser believes that another Underlying Fund or security offers a better opportunity to achieve the Fund’s objective.

Risk [Heading]	Principal Investment Risks.
Risk Narrative [Text Block]

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Commodities Risk: The Fund may invest in commodity futures or Underlying Funds that own securities or other instruments linked to the commodities sector. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

• Derivatives Risk: The Fund may use derivatives, such as futures contracts. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

• Emerging Markets Risk: Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• ETF Risk: Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• ETN Risk: ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

• Foreign Currency Risk: The Fund may invest in currency linked instruments or in Underlying Funds that make investments in currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Securities Risk: The Fund may invest directly in foreign securities or in Underlying Funds that are linked to foreign indexes or hold foreign securities. Investments in foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

• General Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments in both individual securities and Underlying Funds may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Interest Rate Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

• Non-Investment Grade Bond Risk: The Fund may invest in non-investment grade bonds, also known as “junk bonds” or in Underlying Funds that own non-investment grade bonds. Non-investment grade bonds involve greater risk than investment-grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

• Portfolio Turnover Risk: The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

• Small and Medium Size Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

• Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table illustrate the variability of the Fund’s returns which is some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7935.

Bar Chart [Heading]	Class I Shares Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2020 was -14.67%.

During the period shown in the bar chart, the best performance for a quarter was 7.77% (for the quarter ended March 31, 2019). The worst performance was -6.56% (for the quarter ended September 30, 2015).

Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2019
Performance [Table]
Average Annual Total Returns - WOA All Asset I	Label	One Year	Five Years	Life of Fund [1]	Inception Date
Class I	Return Before Taxes	13.03%	5.20%	4.80%	Apr. 24, 2012
Class I | Return After Taxes on Distributions		10.70%	4.45%	4.02%
Class I | Return After Taxes on Distributions and Sale of Fund Shares		8.30%	3.88%	3.55%
Blended 60/40 Index		18.55%	6.11%	6.59%
[1]	The WOA All Asset I shares commenced operations on April 24, 2012. From inception of the Fund on April 24, 2012 to August 31, 2013, the Fund employed a long-only strategy that involved risk budgeting or risk parity. Effective September 2013, the Fund transitioned to the new strategy, which is a global tactical allocation strategy.

Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Blended 60/40 Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index Net (USD) and 40% Bloomberg Barclays Global Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global investment grade fixed income securities as each is described below.

The MSCI All Country World Index Net (USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index captures large and mid-cap representation across 23 developed markets and 26 emerging markets countries and covers approximately 85% of the global investable equity opportunity set.

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.